OIL AND GAS PROPERTY, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Extractive Industries [Abstract]
Costs capitalized to oil and gas property	$ 2,815,127	$ 294,540	$ 4,723,463
Depletion to oil and gas property	$ 575,861	$ 609,738	$ 1,046,996